Asset Under Development (Tables)	9 Months Ended
Sep. 30, 2023
Extractive Industries [Abstract]
Schedule for assets under development

(in thousands of $)	September 30, 2023	December 31, 2022
Opening asset under development balance	1,152,032	877,838
Additions	137,876	221,184
Interest costs capitalized	52,692	53,010
Closing asset under development balance	1,342,600	1,152,032

Schedule of fiscal year maturity	As of September 30, 2023, the estimated timing of the outstanding payments is as follows:

(in thousands of $)
Period ending December 31,
2023 (1)	126,630
2024	267,006
Total	393,636
(1) For the three months ending December 31, 2023.